Credit from Banks and Others (Movement during the year in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Balance at the begining of the year	$ 3,399
Receipt of long-term debt	276
Repayment of long-term debt	(379)
Credit facilities used, net	(318)
Receipt of short-term credit net of repayment	147	$ 14	$ 8
Interest paid	(111)	(112)	$ (87)
Effect of changes in foreign exchange rates	101
Other changes	112
Balance at the end of the year	$ 3,227	$ 3,399